Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2011

Collection Period Start	1-Jun-11	Distribution Date	15-Jul-11
Collection Period End	30-Jun-11	30/360 Days	30
Beg. of Interest Period	15-Jun-11	Actual/360 Days	30
End of Interest Period	15-Jul-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	573,082,966.71	550,055,130.91	0.5804913
Total Securities		947,568,199.56	573,082,966.71	550,055,130.91	0.5804913
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	69,514,767.15	46,486,931.35	0.1913042
Class A-3 Notes	1.390000%	256,000,000.00	256,000,000.00	256,000,000.00	1.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	23,027,835.80	63,721.87	94.7647564	0.2622299
Class A-3 Notes	0.00	296,533.33	0.0000000	1.1583333
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,027,835.80	427,338.53

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,685,459.36
Monthly Interest				3,677,974.78
Total Monthly Payments				11,363,434.14

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				307,689.09
Aggregate Sales Proceeds Advance				2,395,421.28
Total Advances				2,703,110.37

Vehicle Disposition Proceeds:
Reallocation Payments				3,458,612.40
Repurchase Payments				553,823.56
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,597,395.20
Excess Wear and Tear and Excess Mileage				76,001.55
Remaining Payoffs				0.00
Net Insurance Proceeds				441,335.39
Residual Value Surplus				500,047.76
Total Collections				30,693,760.37

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,418,178.31			78
Involuntary Repossession	120,681.00			7
Voluntary Repossession	97,662.00			5
Full Termination	1,752,906.59			99
Bankruptcy	56,824.00			3
Insurance Payoff		438,964.63		21
Customer Payoff			158,711.54	10
Grounding Dealer Payoff	12,360.50		9,332,904.38	529
Dealer Purchase			2,417,768.27	121
Total	3,458,612.40	438,964.63	11,909,384.19	873

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,695	627,525,463.28	6.00000%	573,082,966.71
Total Depreciation Received		(8,555,718.41)		(8,236,595.43)
Principal Amount of Gross Losses	(55)	(1,145,721.63)		(1,061,627.41)
Repurchase / Reallocation	(41)	(654,818.34)		(553,823.56)
Early Terminations	(21)	(426,840.77)		(369,790.24)
Scheduled Terminations	(805)	(14,384,355.33)		(12,805,999.16)
Pool Balance - End of Period	29,773	602,358,008.80	6.00000%	550,055,130.91

Remaining Pool Balance
Lease Payment				141,232,431.27
Residual Value				408,822,699.64
Total				550,055,130.91

III. DISTRIBUTIONS

Total Collections					30,693,760.37
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					30,693,760.37

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					368,065.61
3. Reimbursement of Sales Proceeds Advance					2,673,305.82
4. Servicing Fee:
Servicing Fee Due					477,569.14
Servicing Fee Paid					477,569.14
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,518,940.57

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					63,721.87

Class A-2 Notes Monthly Interest Paid					63,721.87
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					296,533.33

Class A-3 Notes Monthly Interest Paid					296,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	427,338.53
Total Note and Certificate Monthly Interest Paid	427,338.53
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	26,747,481.27

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,027,835.80

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,027,835.80
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,719,645.47

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,719,645.47
Gross Reserve Account Balance		17,933,168.47
Remaining Available Collections Released to Seller		3,719,645.47
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.17
Monthly Prepayment Speed		43%
Lifetime Prepayment Speed		53%

	$	units
Recoveries of Defaulted and Casualty Receivables	808,414.19
Securitization Value of Defaulted Receivables and Casualty Receivables	1,061,627.41	55
Aggregate Defaulted and Casualty Gain (Loss)	(253,213.22)
Pool Balance at Beginning of Collection Period	573,082,966.71
Net Loss Ratio	-0.0442%

Cumulative Net Losses for all Periods	0.1188%	1,125,842.98

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,740,886.95	153
61-90 Days Delinquent	812,972.18	45
91-120+ Days Delinquent	85,747.78	5
Total Delinquent Receivables:	3,639,606.91	203
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	3,183,445.40	178
Securitization Value	2,732,792.51
Aggregate Residual Gain (Loss)	450,652.89

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	103,574,240.07	6,420
Cumulative Securitization Value	93,580,855.91
Cumulative Residual Gain (Loss)	9,993,384.16

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		3,587,830.53
Reimbursement of Outstanding Advance		2,673,305.82
Additional Advances for current period		2,395,421.28
Ending Balance of Residual Advance		3,309,945.99

Beginning Balance of Payment Advance		825,761.51
Reimbursement of Outstanding Payment Advance		368,065.61
Additional Payment Advances for current period		307,689.09
Ending Balance of Payment Advance		765,384.99

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No